Liquidity Facilities and Other Financing Arrangements (Details) (USD $)	12 Months Ended					12 Months Ended							12 Months Ended											0 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011 Line of Credit	Dec. 31, 2010 Line of Credit	Dec. 31, 2011 PUGET SOUND ENERGY, INC. line_of_credit_facility	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Promissory Note with Puget Energy	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Promissory Note with Puget Energy	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Working Capital Needs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Capital Expenditure Facility	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Energy Hedging Activities	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Line of Credit	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Line of Credit Promissory Note with Puget Energy	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Letter of Credit Working Capital Needs	Mar. 31, 2012 PUGET ENERGY	Dec. 31, 2011 PUGET ENERGY	Dec. 31, 2011 Term Loan	Jun. 03, 2011 Term Loan	Dec. 06, 2010 Term Loan	Feb. 06, 2009 Term Loan	Feb. 10, 2012 Term Loan Subsequent Event	Feb. 06, 2009 Revolving Credit Facility	Feb. 10, 2012 Revolving Credit Facility Subsequent Event	Dec. 31, 2011 Medium-term Notes	Dec. 31, 2010 Medium-term Notes	Dec. 31, 2011 Capital Expenditure Facility	Dec. 31, 2010 Capital Expenditure Facility	Feb. 06, 2009 Capital Expenditure Facility
Short-term Debt [Line Items]
Short-term debt	$ 25,000,000	$ 38,000,000	$ 247,000,000	$ 0	$ 0	$ 25,000,000	$ 247,000,000
Weighted-average interest rate on short-term debt (percent)						4.39%	5.11%
Number of committed unsecured revolving credit facilities						3
Current borrowing capacity of line of credit						1,150,000,000		30,000,000		400,000,000	400,000,000	350,000,000		30,000,000	12,500,000								1,000,000,000	1,000,000,000					1,000,000,000
Current same-day borrowing capacity of line of credit						50,000,000
Debt instrument variable rate basis													LIBOR	one-month LIBOR
Basis spread on variable rate (percent)													0.85%	0.25%										2.00%
Commitment fee percentage on line of credit						0.26%
Outstanding amount for line of credit								30,000,000	22,600,000	25,000,000	0	0			0	859,000,000								864,000,000			545,000,000
Outstanding amount letters of credit						5,300,000
Long-term debt	$ 5,566,860,000					$ 3,773,860,000	$ 3,463,860,000										$ 1,793,000,000				$ 1,225,000,000				$ 298,000,000	$ 782,000,000	$ 545,000,000	$ 258,000,000
Term of debt instrument (in years)																		5 years	5 years	5 years	5 years	5 years
Commitment fee percentage for line of credit	0.75%																							0.375%